Property and equipment, net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 742,048	¥ 5,288,428	¥ 5,276,501
Less: accumulated depreciation	(577,116)	(4,112,989)	(3,678,367)
Total	164,932	1,175,439	1,598,134
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	141,095	1,005,558	1,005,558
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	148,619	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	446,163	3,179,710	3,167,783
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 6,171	¥ 43,982	¥ 43,982